Other Income - Schedule of Other Income (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Other Income [Abstract]
Interest income	$ 358	$ 4,613
Foreign exchange gain, net	666,256	182,492
Gain on disposal of right-of-use asset	(2,586)
Gain on disposal of subsidiary	28,755
Gain on disposal of investment	5,200,000
Fair value gain on warrant liabilities	877,364
Reversal of impairment allowance on trade and other receivables	311,963	148,393
Reversal of impairment allowance on related parties	161,221
Rental income	40,439	70,026
Others	12,724	1,429
Total	$ 7,301,666	$ 406,953